INCOME TAX (Details - Provision for income taxes) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Current:
Domestic			$ 0	$ 0
Foreign			103,772	178,846
Deferred:
Domestic			0	0
Foreign			0	0
Provision for income taxes	$ 32,508	$ 49,191	$ 103,772	$ 178,846